Net Sales Revenue - Breakdown by market (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Net Sales Revenue
Net revenue	R$ 13,443,376	R$ 10,580,673	R$ 9,839,162
Percentage of total net revenue	100.00%	100.00%	100.00%
Domestic
Net Sales Revenue
Net revenue	R$ 4,051,642	R$ 3,222,158	R$ 3,276,248
Percentage of total net revenue	30.00%	30.00%	33.00%
Foreign
Net Sales Revenue
Net revenue	R$ 9,391,734	R$ 7,358,515	R$ 6,562,914
Percentage of total net revenue	70.00%	70.00%	67.00%
China
Net Sales Revenue
Net revenue	R$ 2,113,078	R$ 1,786,629	R$ 1,279,134
Percentage of total net revenue	16.00%	17.00%	13.00%
United States
Net Sales Revenue
Net revenue	R$ 1,346,863	R$ 1,392,159	R$ 1,359,651
Percentage of total net revenue	10.00%	13.00%	14.00%
Hong Kong
Net Sales Revenue
Net revenue	R$ 1,412,179	R$ 1,230,631	R$ 1,001,465
Percentage of total net revenue	11.00%	12.00%	10.00%
France
Net Sales Revenue
Net revenue	R$ 889,471	R$ 475,442	R$ 503,649
Percentage of total net revenue	7.00%	4.00%	5.00%
Germany
Net Sales Revenue
Net revenue	R$ 568,409	R$ 441,506	R$ 377,619
Percentage of total net revenue	4.00%	4.00%	4.00%
Italy
Net Sales Revenue
Net revenue	R$ 447,063	R$ 378,874	R$ 611,150
Percentage of total net revenue	3.00%	4.00%	6.00%
South Korea
Net Sales Revenue
Net revenue	R$ 160,286	R$ 19,974	R$ 32,226
Percentage of total net revenue	1.00%	0.00%	0.00%
Spain
Net Sales Revenue
Net revenue	R$ 198,692	R$ 246,184	R$ 132,323
Percentage of total net revenue	1.00%	2.00%	1.00%
Turkey
Net Sales Revenue
Net revenue	R$ 328,821	R$ 197,880	R$ 144,031
Percentage of total net revenue	2.00%	2.00%	1.00%
United Kingdom
Net Sales Revenue
Net revenue	R$ 235,441	R$ 195,828	R$ 186,436
Percentage of total net revenue	2.00%	2.00%	2.00%
Mexico
Net Sales Revenue
Net revenue	R$ 140,055	R$ 23,727	R$ 47,180
Percentage of total net revenue	1.00%	0.00%	0.00%
Argentina
Net Sales Revenue
Net revenue	R$ 157,715	R$ 160,207	R$ 158,425
Percentage of total net revenue	1.00%	2.00%	2.00%
Peru
Net Sales Revenue
Net revenue	R$ 200,017	R$ 128,083	R$ 101,807
Percentage of total net revenue	1.00%	1.00%	1.00%
Other countries
Net Sales Revenue
Net revenue	R$ 1,193,644	R$ 681,391	R$ 627,818
Percentage of total net revenue	9.00%	6.00%	6.00%